Restricted Cash (Components Of Restricted Cash) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 279,843	$ 237,325
Cash Securing Our Obligations Under ECA-Guaranteed Financings [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	41,895	38,365
Cash Securing Our Obligations Under ALS I Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		39,331
Cash Securing Our Obligations Under ALS II Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	15,712	14,941
Cash Securing Our Obligations Under UBS Revolving Credit Facility Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	82,070	58,591
Cash Securing Our Obligations Under Genesis Funding Limited ("GFL") Securitization Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	28,955	24,564
Cash Securing Our Obligations Under TUI Portfolio Acquisition Facility Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	25,656	11,747
Cash Securing Our Obligations Under Other Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	82,043	54,742
Cash Securing Our Obligations Under The LILO Head Leases (Note 15) And Cash Securing The Guarantee Of Lease Obligations/Indebtedness Of A LILO Sublessee (Note 13) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	2,740
Cash Securing Our Obligations Under Derivative Instruments (Note 11) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	(810)	(7,170)
Other [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 1,582	$ 2,214